Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

15. Related Party Transactions

Amended and Restated Employment Agreement with Dr. Robert Hariri

On January 25, 2023, in order to address the Company’s current working capital requirements, Robert Hariri, M.D., Ph.D., the Company’s Chairman and Chief Executive Officer, agreed to temporarily reduce payment of his salary pursuant to his employment agreement to minimum wage level with the remaining salary deferred until December 31, 2023. As of September 30, 2024, $1,432 was recorded to accrued expenses on the condensed consolidated balance sheets.

In order to comply with the Securities Purchase Agreement dated January 12, 2024 with Dragasac Limited that Dr. Hariri not be paid the $1,088 in base salary that was otherwise due to him for the 2023 calendar year unless the Company raises additional cash through offerings of equity securities with aggregate net proceeds equal or greater to $21,000 at a valuation at least equal to the valuation, cost per security or exercise/conversion price, as applicable, of the Class A common stock and January 2024 PIPE Warrant purchased by Dragasac Limited in January 2024. In compliance with the requirements of Internal Revenue Code Section 409A, the compensation committee of the Company’s board of directors approved a cash bonus program, or bonus program, effective February 16, 2024, pursuant to which Dr. Hariri will be paid 125% of his unpaid base salary upon the satisfaction of the foregoing performance conditions. Accordingly, the Company entered into a second amendment to Dr. Hariri’s employment agreement implementing the 85% base salary reduction effective as of February 16, 2024 and documenting the bonus program. As a result of the reduction, Dr. Hariri’s annual rate of base salary for the 2024 year will be $180. Payment of Dr. Hariri’s base salary at the rate in effect prior to the reduction will resume on January 1, 2025.

March 2023 PIPE

On March 20, 2023, the Company entered into a securities purchase agreement with two accredited investors, including its Chairman and Chief Executive Officer, Dr. Robert Hariri, for an aggregate purchase price of $9,000 (of which Dr. Hariri subscribed for $2,000). See Note 10, Equity under March 2023 PIPE caption for further details.

Loan Agreement with Dr. Robert Hariri

On August 21, 2023, the Company entered into a $1,000 loan agreement with Dr. Robert Hariri, M.D., Ph.D., the Company’s Chairman and Chief Executive Officer, which bears interest at a rate of 15% per year, with the first year of interest being paid in kind on the last day of each month and was schedule to mature on August 21, 2024. The loan maturity date was subsequently extended to December 31, 2024. On September 30, 2024, Dr. Hariri assumed the loans of two unaffiliated lenders who were parties to an August 21, 2023 loan agreement. See Note 7, Short-Term Debt - Other and CEO Promissory Note for more information.

On October 12, 2023, in order to further address the Company’s immediate working capital requirements, Robert Hariri, M.D., Ph.D., the Company’s Chairman and Chief Executive Officer, and the Company signed a promissory note for $285 which bears interest at a rate of 15.0% per year (see Note 7).

Consulting & Advisory Agreements with Dr. Andrew Pecora

On August 31, 2022, Dr. Pecora resigned as the Company’s President, and subsequently entered into a consulting agreement with the Company dated September 21, 2022, to receive a $10 monthly fee for an initial six-month term and will be automatically renewed for one additional six- month term if either party does not provide notice of non-renewal. Simultaneously, the Company entered into a scientific and clinical advisor agreement (the “SAB Agreement”), effective as of September 1, 2022, whereby Dr. Pecora agreed to serve as co-chair of the Company’s scientific and clinical advisory board for a $10 monthly fee and a one-time grant of RSUs having a value of $125 on the grant date and will vest equally over four years. The SAB Agreement has a one-year term and may be renewed for successive one-year terms upon mutual agreement of both parties. The consulting agreement was early terminated effective January 14, 2023. As of August 8, 2024, Dr. Pecora no longer serves on the Company’s scientific and clinical advisory board.

Advisory Agreement with Robin L. Smith MD

On August 16, 2022, the Company entered into an advisory agreement with Robin L. Smith, MD, a then member of the Company’s board of directors, to receive $20 per month for advisory fees, an equity grant for a total amount of 105,000 stock options with the initial tranche of 25,000 stock options vesting upon execution of the advisory agreement and the remaining shares subject to vesting upon achievement of certain predefined milestones. On November 1, 2022, the second tranche of 20,000 stock options vested upon achievement of the milestone. The agreement also provides for a one-time cash bonus of $1,500 upon the successful achievement of the trigger event, as defined in the agreement. The Company paid advisory fees of $0 and $20 for the nine months ended September 30, 2024 and 2023, respectively. The advisory agreement expired pursuant to the terms of the agreement on August 16, 2023 and was not renewed for an additional term. Dr. Smith resigned from the Company’s board effective December 24, 2023.

COTA, Inc

In November 2020, Legacy Celularity and COTA, Inc. (“COTA”) entered into an Order Schedule (the “Order Schedule No. 2”), to the Master Data License Agreement between Legacy Celularity and COTA, dated October 29, 2018, pursuant to which COTA will provide the licensed data in connection with AML patients. The COTA Order Schedule No. 2 will terminate on the one-year anniversary following the final licensed data deliverable described therein. Andrew Pecora, M.D., Celularity’s former President, is the Founder and Chairman of the Board of COTA and Dr. Robin L. Smith, a former member of the Company’s board of directors, is an investor in COTA. The Company did not make any payments to COTA during the nine months ended September 30, 2024 and 2023. As of August 8, 2024, Dr. Pecora no longer serves on the Company’s scientific and clinical advisory board and therefore, COTA is no longer a related party.

Cryoport Systems, Inc

During the nine months ended September 30, 2024 and 2023, the Company made payments totaling $2 and $33, respectively to Cryoport Systems, Inc (“Cryoport”) for transportation of cryopreserved materials. The Company’s Chief Executive Officer and director, Dr. Robert Hariri, M.D, Ph.D., has served on Cryoport’s board of directors since September 2015.

C.V. Starr Loan

On March 17, 2023 the Company entered into a $5,000 loan agreement with C.V. Starr. C.V. Starr is an investor in the Company, holding 125,000 warrants to purchase Class A common stock and 1,528,138 shares of Class A common stock as of September 30, 2024.

Employment of an Immediate Family Member

Alexandra Hariri, the daughter of Robert J. Hariri, M.D., Ph.D., Celularity’s Chairman and Chief Executive Officer, is employed by Celularity as an Executive Director, Corporate Strategy & Business Development. Ms. Hariri’s annual base salary for 2024 and 2023 was $265. Ms. Hariri has received and continues to be eligible to receive a bonus, equity awards and benefits on the same general terms and conditions as applicable to unrelated employees in similar positions.

Fountain Life Management LLC

On November 7, 2024, the Company entered into a Technology Services Agreement with Fountain Life Management LLC (“Fountain Life”) under which the Company agreed to process and store mononuclear cells isolated from blood samples collected by Fountain Life or its authorized representatives in accordance with the Company’s adult banking enrollment processes. In consideration of the services, Fountain Life will pay the Company a one-time fee of two thousand five hundred dollars per sample collected and stored. The initial term of the agreement is one year and automatically extends for one-year periods unless earlier terminated by either party. The Company’s Chairman and Chief Executive Officer, Dr. Robert Hariri, M.D, Ph.D., and director, Peter Diamandis, M.D., are founding partners of Fountain Life.

19. Related Party Transactions

The related party transactions described below do not have any associated balances on the consolidated balance sheets as of December 31, 2023 and 2022.

Amended and Restated Employment Agreement with Dr. Robert Hariri

On January 25, 2023, in order to address the Company’s current working capital requirements, Dr. Robert Hariri, M.D., Ph.D., the Company’s Chairman and Chief Executive Officer, agreed to temporarily reduce payment of his salary pursuant to his employment agreement to minimum wage level with the remaining salary deferred until December 31, 2023. As of December 31, 2023, $1,088 was recorded to accrued expenses on the consolidated balance sheets.

In order to comply with the Securities Purchase Agreement dated January 12, 2024 with Dragasac Limited that Dr. Hariri not be paid the $1,088 in base salary that was otherwise due to him for the 2023 calendar year unless the Company raises additional cash through offerings of equity securities with aggregate net proceeds equal or greater to $21.0 million at a valuation at least equal to the valuation, cost per security or exercise/conversion price, as applicable, of the Class A common stock and PIPE Warrant purchased by Dragasac Limited in January 2024. In compliance with the requirements of Internal Revenue Code Section 409A, the compensation committee of the Company’s board of directors approved a cash bonus program, or bonus program, effective February 16, 2024, pursuant to which Dr. Hariri will be paid 125% of his unpaid base salary upon the satisfaction of the foregoing performance conditions. Accordingly, the Company entered into a second amendment to Dr. Hariri’s employment agreement implementing the 85% base salary reduction effective as of February 16, 2024 and documenting the bonus program. As a result of the reduction, Dr. Hariri’s annual rate of base salary for the 2024 year will be $180. Payment of Dr. Hariri’s base salary at the rate in effect prior to the reduction will resume on January 1, 2025.

March 2023 PIPE

On March 20, 2023, the Company entered into a securities purchase agreement with two accredited investors, including its Chairman and Chief Executive Officer, Dr. Robert Hariri, for an aggregate purchase price of $9,000 (of which Dr. Hariri subscribed for $2,000). See Note 12, Equity under March 2023 PIPE caption for further details.

Loan Agreement with Dr. Robert Hariri

On August 21, 2023, the Company entered into a $1,000 loan agreement with Dr. Robert Hariri, M.D., Ph.D., the Company’s Chairman and Chief Executive Officer, which bears interest at a rate of 15% per year, with the first year of interest being paid in kind on the last day of each month and matures on August 21, 2024 (Note 9).

On October 12, 2023, in order to further address the Company’s immediate working capital requirements, Robert Hariri, M.D., Ph.D., the Company’s Chairman and Chief Executive Officer, and the Company signed a promissory note (“CEO Promissory Note”) for $285 which bears interest at a rate of 15.0% per year (Note 9).

Consulting & Advisory Agreements with Dr. Andrew Pecora

On August 31, 2022, Dr. Pecora resigned as the Company’s President, and subsequently entered into a consulting agreement with the Company dated September 21, 2022, to receive a $10 monthly fee for an initial six-month term and will be automatically renewed for one additional six- month term if either party does not provide notice of non-renewal. Simultaneously, the Company entered into a scientific and clinical advisor agreement (the “SAB Agreement”), effective as of September 1, 2022, whereby Dr. Pecora agreed to serve as co-chair of the Company’s scientific and clinical advisory board for a $10 monthly fee and a one-time grant of RSUs having a value of $125 on the grant date and will vest equally over four years. The SAB Agreement has a one-year term and may be renewed for successive one-year terms upon mutual agreement of both parties. The consulting agreement was early terminated effective January 14, 2023. Dr. Pecora continues to serve on the Company’s scientific and clinical advisory board.

Advisory Agreement with Robin L. Smith MD

On August 16, 2022, the Company entered into an advisory agreement with Robin L. Smith, MD, a then member of the Company’s board of directors, to receive $20 per month for advisory fees, an equity grant for a total amount of 105,000 stock options with the initial tranche of 25,000 stock options vesting upon execution of the advisory agreement and the remaining shares subject to vesting upon achievement of certain predefined milestones. On November 1, 2022, the second tranche of 20,000 stock options vested upon achievement of the milestone. The agreement also provides for a one-time cash bonus of $1,500 upon the successful achievement of the trigger event, as defined in the agreement. The Company paid advisory fees of $20 and $80 for the years ended December 31, 2023 and 2022, respectively. The advisory agreement expired pursuant to the terms of the agreement on August 16, 2023 and was not renewed for an additional term. Dr. Smith resigned from the Company’s board effective December 24, 2023.

COTA, Inc

In November 2020, Legacy Celularity and COTA, Inc. (“COTA”) entered into an Order Schedule (the “Order Schedule No. 2”), to the Master Data License Agreement between Legacy Celularity and COTA, dated October 29, 2018, pursuant to which COTA will provide the licensed data in connection with AML patients. The COTA Order Schedule No. 2 will terminate on the one-year anniversary following the final licensed data deliverable described therein. Andrew Pecora, M.D., Celularity’s former President, is the Founder and Chairman of the Board of COTA and Dr. Robin L. Smith, a former member of the Company’s board of directors, is an investor in COTA. The Company did not make any payments to COTA during the year ended December 31, 2023, and made payments of $86 during the year ended December 31, 2022.

Cryoport Systems, Inc

The Company made payments totaling $33 and $70 to Cryoport Systems, Inc (“Cryoport”) for transportation of cryopreserved materials during the years ended December 31, 2023 and 2022, respectively. The Company’s Chief Executive Officer and director, Dr. Robert Hariri, M.D, Ph.D., has served on Cryoport’s board of directors since September 2015.

C.V. Starr Loan

On March 17, 2023, the Company entered into a $5,000 loan agreement with C.V. Starr. C.V. Starr is a significant stockholder of the Company, holding 75,000 warrants issued in March 2023 and another 50,000 issued in June 2023, for a total of 125,000 warrants to purchase Class A common stock and 764,069 shares of Class A common stock as of December 31, 2023.

Resorts World Inc Pte Ltd

On May 16, 2023, the Company entered into a $12,000 loan agreement, as amended on June 21, 2023, with RWI. RWI is affiliated with Lim Kok Thay, a significant stockholder and former member of the Company’s board of directors, holding 300,000 warrants to purchase Class A common stock as of December 31, 2023.

Sorrento Therapeutics, Inc.

In September 2020, the Company entered into the 2020 Sorrento Agreement, with Sorrento. Henry Ji, Ph.D., a former member of Legacy Celularity’s board of directors, previously served as President and Chief Executive Officer of Sorrento. Sorrento was also a significant stockholder and invested in the July 2021 PIPE Financing. During the year ended December 31, 2023, the Company did not make any payments to Sorrento. During the year ended December 31, 2022, the Company made payments totaling $1,821, to Sorrento for supply of products pursuant to the supply agreement.

Employment of an Immediate Family Member

Alexandra Hariri, the daughter of Robert J. Hariri, M.D., Ph.D., Celularity’s Chairman and Chief Executive Officer, is employed by Celularity as an Executive Director, Corporate Strategy & Business Development. For each of the years ended December 31, 2023 and 2022, Ms. Hariri’s base salary was $265 and $216 per year, respectively. Ms. Hariri has received and continues to be eligible to receive a bonus, equity awards and benefits on the same general terms and conditions as applicable to unrelated employees in similar positions.